Consolidated Subsidiaries	12 Months Ended
Dec. 31, 2011
Consolidated Subsidiaries
6.	CONSOLIDATED SUBSIDIARIES

Water Solutions Holdings

In November 2009, we entered into a limited liability agreement with Sand Hills Management, LLC (“Sand Hills”) to form Water Solutions Holdings, LLC (“Water Solutions”) for the purpose of acquiring, managing and operating water treatment, disposal and transportation facilities that are designed to treat, dispose or transport brine and fresh waters used and produced in oil and gas well development activities. The members of Water Solutions are Rex Energy Corporation, which owns an 80% membership interest, and Sand Hills, which owns a 20% membership interest and serves as the operator of the entity.

We fully consolidated the accounts of Water Solutions in our financial statements and accounted for the 20% equity interest owned by Sand Hills as a noncontrolling interest. As of December 31, 2011 and 2010, has recourse to our general credit. Water Solutions is financed through cash contributions from its members. We contributed approximately $20,000 in cash in 2011 and approximately $1.1 million in cash in 2010 to fund the operations of Water Solutions. Business generating activities for this entity did not exist prior to 2010.

NorthStar #3, LLC

In August 2011, our wholly owned subsidiary, R.E. Gas Development, LLC (“R.E. Gas”) and NorthStar Water Management (“NorthStar”) formed NorthStar #3, LLC (“NorthStar #3”) to construct, own and operate a water disposal well in Mahoning County, Ohio. At December 31, 2011, R.E. Gas owned a 51% membership interest in NorthStar #3 and the remaining 49% membership interest was owned by NorthStar, which also serves as the operator of the entity. To supplement the operations of NorthStar #3, the entity entered into a promissory note with us. As of December 31, 2011, the amount owed to us under the promissory note was $4.9 million (for additional information see Note 10, Related Party Transactions, to our Consolidated Financial Statements).

A variable interest entity (“VIE”) is an entity that by design has insufficient equity to permit it to finance its activities without additional subordinated financial support or equity holders that lack the characteristics of a controlling financial interest. Based on these factors we have determined NorthStar #3 to be a VIE.

We are considered the primary beneficiary of the entity and have consolidated the financial results. To be considered the primary beneficiary, a member must have the power to direct the activities that most significantly impact the entity’s performance and have a significant variable interest that carries with it the obligation to absorb the losses or the right to receive benefits. The activities that most significantly impact the entity’s economic performance relate to the drilling of a successful disposal well with ample capacity and the ongoing operation of the well. Per the membership agreement, we hold a first right of refusal on all capacity rights for the disposal well, giving us the ability to make decisions regarding the operation and capacity of the well based on market conditions and, thus, the ability to direct the activities that most significantly impact the economic performance of the entity. We hold a significant variable interest in the entity in the form of our 51% membership interest and the $4.9 million promissory note. We have no recourse to recover the amount of the promissory note in the event that the disposal well is unsuccessful, leaving us with the obligation to absorb the losses. Upon success of the disposal well, we will initially have the right to approximately 87.3% of the available cash at the end of the period which covers the repayment of the note and our membership interest.

As of December 31, 2011, we contributed $490 in capital to NorthStar #3. The carrying amount and classifications of NorthStar #3 assets and liabilities as of December 31, 2011 are as follows, with no restrictions or obligations to use certain assets to settle associated liabilities (NorthStar #3 did not exist as of December 31, 2010):

December 31, 2011 (in thousands)
ASSETS
Cash and Cash Equivalents	$10
Wells and Facilities in Progress	5,059

Total Assets	$5,069

LIABILITIES
Accounts Payable	$134
Note Payable	4,935

Total Liabilities	$5,069